Other Income and Expense Items - Schedule of Other income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Income [Abstract]
Interest Income	$ 637,144	$ 888,196	$ 50,484
Research and Development tax incentive	10,097,238	9,368,544	1,292,578
Total	$ 10,734,382	$ 10,256,740	$ 1,343,062